Stock-Based Compensation Plans (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2013 Years
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of stock option plans	2
Non-qualified stock options	all
Expire date in years	10
Exercisable installments	20% or 25%
Shares available for future issuance	537,880
Dividend yield	0.00%
Expected minimum volatility	37.00%
Expected maximum volatility	46.00%
Risk-free interest rate minimum	0.30%
Risk-free interest rate maximum	4.20%
Expected life minimum	3.0
Expecited life maximum	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 4,889,000
Aggregate intrinsic value of outstanding in-the-money options	5,570,000
Market close price	$ 33.83
Gains realized by option holders	1,878,000
Realized tax benefit from options exercised	727,000
Total compensation cost of options granted but not yet vested	$ 711,000
Weighted average period for compensation to be recognized	3.2